Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Balance Sheets:
Amount due from related parties	$ 69	$ 58
Amount due to related parties	765	848
KOAS [Member]
Balance Sheets:
Amount due from related parties	28	10
Amount due to related parties	586	448
KNOT [Member]
Balance Sheets:
Amount due from related parties	41	48
Amount due to related parties	$ 179	$ 400